Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined benefit plans provision at beginning of period	₺ 2,432,042	₺ 3,784,363
Service cost	493,885	511,033
Past service cost		3,354
Remeasurements	176,940	216,218
Interest expense	532,145	235,215
Benefit payments	(408,583)	(814,327)
Inflation adjustment	(823,997)	(1,503,814)
Defined benefit plans provision at end of period	₺ 2,402,432	₺ 2,432,042